UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21998

              OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
               (Exact name of registrant as specified in charter)

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                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.

QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009

Old Mutual Absolute Return Institutional Fund, L.L.C. ("Fund") invests substantially all of its assets in Old Mutual Absolute Return Master Fund, L.L.C. (the "Master Fund"). As of December 31, 2009, the Fund owned 8.84% of the Master Fund. The Master Fund's schedule of investments at December 31, 2009 (unaudited) is as follows:

           INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Directional         18.6%
Equity Strategies   49.3%
Event Driven        17.4%
Opportunistic       14.3%
Relative Value       0.4%

                                                                               % OF
                                                                   FAIR      MEMBERS'                NOTICE
PORTFOLIO FUND                                         COST       VALUE    CAPITAL (1) LIQUIDITY (2) PERIOD         LOCK-UP
--------------                                     ----------- ----------- ----------- ------------- ------ -----------------------
DIRECTIONAL:
COMAC Global Macro Fund, Ltd. (Shares: 6,019.880)  $   823,353 $   945,504     4.61%      Monthly      60            None
Nias Futures Fund, Ltd. (Shares: 813.584)              813,584     782,631     3.81%     Quarterly     14            None
Remington Investment Strategies, L.P.                  650,000     724,513     3.53%      Annually     60            None
Tudor BVI Global Fund, Ltd.                            850,000     915,987     4.46%     Quarterly     60            None
                                                   ----------- -----------    -----
   TOTAL DIRECTIONAL                                 3,136,937   3,368,635    16.41%
                                                   ----------- -----------    -----
EQUITY STRATEGIES:
7x7 Institutional Partners, L.P.                       833,000     972,009     4.73%      Monthly      60            None
Atlas Fundamental Trading Fund, L.P.                   550,000     532,135     2.59%     Quarterly     60            None
Cedar Hill Capital Partners Onshore, L.P.              111,949     234,486     1.14%     Quarterly     65            None
Cygnus Utilities, Infrastructure & Renewables, LLC     400,000     379,308     1.85%      Monthly      30            None
Expo Health Sciences Fund, L.P.                        250,000     293,200     1.43%     Quarterly     30            None
FrontPoint Onshore Financial Services Fund, L.P.       750,000     822,281     4.01%     Quarterly     30            None
Galante Partners, L.P.                                 479,395     374,583     1.82%     Quarterly     30            None
GEM Realty Securities, L.P. - Class A                  375,000     416,600     2.03%      Annually     60            None
GEM Realty Securities, L.P. - Class B                  475,000     520,605     2.54%     Quarterly     60            None
Iridian Opportunity Fund, L.P.                         350,000     357,453     1.74%      Monthly      30            None
JANA Partners Qualified, L.P.                        1,146,994   1,230,402     5.99%     Quarterly     60          None (5)
JANA Piranha Fund, L.P.                                 44,649      33,390     0.16%        N/A        N/A      Side Pocket (3)
JAT Capital Domestic Fund, L.P.                        350,000     375,331     1.83%     Quarterly     45            None
Longhorn Onshore Investors, L.P.                       350,000     307,122     1.50%     Quarterly     45            None
Marshall Wace Market Neutral TOPS Fund, L.P.           650,000     577,779     2.81%      Monthly      30            None
Riley Paterson Asian Opportunities Fund                250,000     246,658     1.20%      Monthly      30            None
Two Sigma Spectrum U.S. Fund, L.P.                   1,000,000   1,218,745     5.94%     Quarterly     55            None
                                                   ----------- -----------    -----
   TOTAL EQUITY STRATEGIES                           8,365,987   8,892,087    43.31%
                                                   ----------- -----------    -----

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2009

                                                                               % OF
                                                                   FAIR      MEMBERS'                NOTICE
PORTFOLIO FUND                                         COST       VALUE    CAPITAL (1) LIQUIDITY (2) PERIOD         LOCK-UP
--------------                                     ----------- ----------- ----------- ------------- ------ -----------------------
EVENT DRIVEN:
GCA Credit Opportunities Fund LLC                  $   500,000 $   618,657     3.01%     Quarterly     60             None
GoldenTree Partners, L.P.                              858,000     967,450     4.71%     Quarterly     90           None (5)
Greywolf Capital Partners II, L.P.                       8,509       5,801     0.03%        N/A        N/A      Side Pocket (3)
Senator Global Opportunity Fund, L.P.                  500,000     633,101     3.08%     Quarterly     60             None
Southpaw Credit Opportunity Partners, L.P.             500,000     549,617     2.68%   Semi-annually   60             None
Stone Lion Fund, L.P.                                  350,000     362,355     1.77%     Quarterly     90   Until December 31, 2010
                                                   ----------- -----------    -----
   TOTAL EVENT DRIVEN                                2,716,509   3,136,981    15.28%
                                                   ----------- -----------    -----
OPPORTUNISTIC:
D.E. Shaw Composite Fund, LLC                          938,547     973,120     4.74%     Quarterly     90           (5) (6)
Perry Partners, L.P.                                   900,000     934,100     4.55%      Annually     90   Until December 31, 2010
Wexford Spectrum Fund, L.P.                            650,000     668,376     3.26%     Quarterly     90   Until December 31, 2010
                                                   ----------- -----------    -----
   TOTAL OPPORTUNISTIC                               2,488,547   2,575,596    12.55%
                                                   ----------- -----------    -----
RELATIVE VALUE:
Ellington Mortgage Partners, L.P.                       49,725      73,024     0.36%        N/A        N/A            (7)
                                                   ----------- -----------    -----
   TOTAL RELATIVE VALUE                                 49,725      73,024     0.36%
                                                   ----------- -----------    -----
   TOTAL PORTFOLIO FUNDS                            16,757,705  18,046,323    87.91%
                                                   ----------- -----------    -----
CASH EQUIVALENT:
SDIT Prime Obligation Fund, Class A, 0.100% (4)      1,538,274   1,538,274     7.49%       Daily      None            None
                                                   ----------- -----------    -----
   TOTAL CASH EQUIVALENT                             1,538,274   1,538,274     7.49%
                                                   ----------- -----------    -----
   TOTAL INVESTMENTS                               $18,295,979 $19,584,597    95.40%
                                                   =========== ===========    =====

(1) Percentages are based on Members' Capital at December 31, 2009, of $20,529,714.

(2)  Liquidity terms shown apply after lock-up provisions.

(3) Represents a side pocket balance which will be liquidated upon monetization of assets held in the side pocket.

(4)  The rate shown is the 7-day effective yield as of December 31, 2009.

(5)  A portion of the investment has been deemed a side pocket investment.

(6) Fund has restricted liquidity since 12/31/08. A gate provision permits a maximum withdrawal of 6.25% of capital per quarter.

(7) The fund is in liquidation. Remaining proceeds are expected to be paid out in the 1Q 2010.

As of December 31, 2009, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $18,295,979. Net unrealized appreciation on investments for tax purposes was $1,288,618 consisting of $1,595,348 of gross unrealized appreciation and $306,730 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 87.91% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2009

In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at December 31, 2009:

                                   Level 1 --
                                 Quoted Prices    Level 2 --
                                   in Active     Significant    Level 3 --
                                  Markets for       Other       Significant
                                   Identical      Observable   Unobservable      Total as of
                                    Assets          Inputs         Inputs     December 31, 2009
                                 -------------   -----------   ------------   -----------------
Investments in Portfolio Funds     $       --    $10,762,444    $7,283,879       $18,046,323
Cash Equivalents                    1,538,274             --            --         1,538,274
                                   ----------    -----------    ----------       -----------
   Totals                          $1,538,274    $10,762,444    $7,283,879       $19,584,597
                                   ==========    ===========    ==========       ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                   Beginning      Realized and
                                 Balance as of     unrealized     Net purchase/   Ending Balance as of
                                 April 1, 2009   gains/(losses)       sales         December 31, 2009
                                 -------------   --------------   -------------   --------------------
Investments in Portfolio Funds     $3,821,502       $667,309        $2,795,068         $7,283,879
                                   ==========       ========        ==========         ==========

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Old Mutual Absolute Return Institutional
                                        Fund, L.L.C.


By (Signature and Title)*               /s/ Matthew J. Appelstein
                                        ----------------------------------------
                                        Matthew J. Appelstein, President & CEO

Date: March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Matthew J. Appelstein
                                        ----------------------------------------
                                        Matthew J. Appelstein, President & CEO

Date: March 1, 2010


By (Signature and Title)*               /s/ Ross Weissman
                                        ----------------------------------------
                                        Ross Weissman, Treasurer and CFO

Date: March 1, 2010

* Print the name and title of each signing officer under his or her signature.